Intangible assets other than goodwill (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles	$ 0	$ 41		$ 45	$ 57
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles		41		45
Recoverable amount of CGU	$ 48	$ 88		$ 48	$ 88
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles			$ 16